Income Taxes - Schedule of Deferred Tax Assets (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Deferred Tax Assets [abstract]
Mineral property interests	$ 3,124,000	$ 2,878,000
Equipment	98,000	98,000
Operating losses carried forward	5,172,000	4,935,000
Capital losses and other	1,048,000	1,162,000
Total deferred tax assets	9,442,000	9,073,000
Deferred tax assets not recognized	(9,442,000)	(9,073,000)
Deferred tax assets